Ownership - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership percentage	5.00%
Description of nature of related party relationship	Persons, or groups of affiliated persons, are known by us to beneficially own more than 5% of our outstanding ordinary shares
Description of American depository shares	The Company's American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company's outstanding ADSs).
Entities affiliated with RA capital management LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with RA Capital Management, LLC, USA
Orbi med private investments VLP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	OrbiMed Private Investments V, L.P., USA
Entities affiliated with FMR LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with FMR LLC, USA
Baker Bros. advisors LP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Baker Bros. Advisors LP, USA
Sofinnova venture partners IXLP [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Sofinnova Venture Partners IX, L.P., USA
Entities Affiliated With Vivo Capital [Member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with Vivo Capital, USA
EcoR1 Capital, LLC [member] | USA [member]
Disclosure of beneficial ownership [line items]
Minimum beneficial ownership	Entities affiliated with EcoR1 Capital, LLC, USA